LEASES - Supplemental balance sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 144,029	$ 173,103
Total operating lease liabilities	94,182	121,593
Related party
Operating Leases
Operating lease liabilities-related parties	1,028	840
Operating lease liabilities, non-current	10,729	12,064
Nonrelated Party
Operating Leases
Operating lease liabilities, current	14,094	16,760
Operating lease liabilities, non-current	$ 68,331	$ 91,929